Common shares	12 Months Ended
Dec. 31, 2012
Common shares
17.	Common shares

Common Shares

In January 2011, Duowan BVI entered into a common share and warrant purchase agreement with an independent institutional investor with respect to the issuance and sale of 51,140,432 common shares at an aggregate consideration of US$50,000 and a warrant to purchase up to an additional 25,570,216 common shares for an aggregate purchase price of US$25,000 (“Series D Common Share Financing”). The issuance price of each common share is US$0.9777, of which US$0.0830 per share relates to the fair value of the warrant. The related issuance costs were RMB1,208. In July 2011, the institutional investor exercised the warrant to acquire 25,570,216 common shares of Duowan BVI.

On October 31, 2012, several executives of the company converted in aggregate 5,068,000 vested restricted shares into common shares.

Upon the completion of the Company’s IPO on November 21, 2012(Note 1(c)), the Company’s shares were divided into Class A common shares and Class B common shares, par value of US$0.00001. Holders of Class A common shares and Class B common shares have the same rights, except for voting rights and conversion rights. Holders of Class A common shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B common shares are entitled to ten votes per share. Each Class B common share is convertible into one Class A common share at any time at the discretion of the Class B shareholders thereof, while Class A common shares are not convertible into Class B common shares under any circumstances. The impact of dividing of Class A and Class B commons shares has been retroactively reflected in the Company’s capital structure in the consolidated financial statements.

As of December 31, 2011, there were nil Class A common shares and 4,640,575,690 Class B common shares had been authorized, nil Class A common shares and 543,340,914 Class B common shares had been issued and outstanding.

As of December 31, 2012, there were 10,000,000,000 Class A commons shares and 1,000,000,000 Class B common shares had been authorized, 179,400,000 Class A common shares and 907,833,224 Class B common shares had been issued and outstanding, respectively.